ADVANCE TO SELLERS (Tables)	12 Months Ended
Dec. 31, 2018
ADVANCE TO SELLERS
Schedule of advances to sellers

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Advance to sellers	246,287	692,714